Investments - Schedule of Allowance for Expected Credit Losses of Fixed Maturity Available-for-sale Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance at beginning of year	$ 353
Change in allowance for expected credit losses on investments	56	$ 158	$ 195
Balance at end of year	409	353
Corporate bonds
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance at beginning of year	353	195
Change in allowance for expected credit losses on investments	56	158
Balance at end of year	$ 409	$ 353	$ 195